Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
2015-3		Citi	905	206,414,517.68	100.00%	2	569,247.25	0.28%	2	569,247.25	0.28%	0	-	0.00%	0	-	0.00%	1	337,618.92	0.16%	0	-	0.00%
2015-7(1)		Citi	807	42,355,222.53	100.00%	13	1,075,076.64	2.54%	1	177,424.30	0.42%	11	966,029.30	2.28%	0	-	0.00%	1	103,927.09	0.25%	1	5,120.25	0.01%
2016-1		Citi/ Barclays/ Freedom	1814	200,776,671.17	100.00%	0	-	0.00%	1	116,000.00	0.06%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2016-4		Credit Suisse	1081	205,197,581.37	100.00%	2	1,033,048.91	0.50%	1	307,464.48	0.15%	1	725,584.43	0.35%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2016-6(2)		HUD	1481	301,542,495.74	100.00%	33	6,294,386.40	2.09%	4	685,114.12	0.23%	1	64,378.77	0.02%	0	-	0.00%	0	-	0.00%	1	109,703.40	0.04%
2016-7(3)		Citi	334	66,856,240.05	100.00%	0	-	0.00%	1	452,232.03	0.68%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2016-10		Citi/ Ophyrs	929	85,892,863.68	100.00%	3	706,090.17	0.82%	2	501,384.31	0.58%	1	204,705.86	0.24%	0	-	0.00%	0	-	0.00%	0	-	0.00%
2016-11		Citi	943	135,241,002.10	100.00%	1	134,157.72	0.10%	1	134,157.72	0.10%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			8,294	1,244,276,594.32	100.00%	54	9,812,007.09	0.79%	13	1,960,698.36	0.24%	14	1,960,698.36	0.16%	0	-	0.00%	2	441,546.01	0.04%	2	114,823.65	0.01%

(1) One request for repurchase of a Series 2015-7 loan was pending in the prior reporting period. This repurchase was completed in this reporting period. 13 additional requests for repurchases of Series 2015-7 loans were made in this reporting period, of which 1 was withdrawn, 1 was rejected and 11 remain pending.
(2) Two requests for repurchases of Series 2016-6 loans were pending in the prior reporting period and completed in this reporting period. 33 additional requests for repurchases of Series 2016-6 loans were made in this reporting period, of which 4 were completed, 1 was rejected and 1 remains pending.
(3) One request for repurchase of a Series 2016-7 loan was pending in the prior reporting period and completed in this reporting period.